Property, Plant and Equipment - Components (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,281.5	$ 1,134.8
Accumulated depreciation	(616.3)	(541.2)
Total property, plant and equipment, net	665.2	593.6
Land and land improvements [Member}
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	40.5	40.2
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	106.3	89.9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	375.4	342.3
Instruments [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	710.5	633.3
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 48.8	$ 29.1